SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of revenues) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Supplementary Financial Statement Information [Line Items]
Revenues	$ 17,261	$ 5,433	$ 18,292	$ 5,899
Royalties revenue [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	530	612	683	1,056
Sale of IP [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	16,000	4,800	16,000	4,800
License revenue [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	717		1,577
Support services [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	$ 14	$ 21	$ 32	$ 43